Warrants and Earnout (Details Narrative)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Warrants term	5 years
Minimum [Member] | Measurement Input, Share Price [Member]
Measurement input	8.73
Minimum [Member] | Measurement Input, Discount Rate [Member]
Measurement input	15.5
Maximum [Member] | Measurement Input, Share Price [Member]
Measurement input	15.76
Maximum [Member] | Measurement Input, Discount Rate [Member]
Measurement input	19.5
Threshold One [Member]
Earnout threshold	$ 12.50
Threshold Two [Member]
Earnout threshold	14.00
Threshold Three [Member]
Earnout threshold	$ 15.50
Common Stock [Member]
New shares issued | shares	26,000,000